Note 3 - Revenue - Disclosure of Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	$ 53,193	$ 42,841
In the first year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	30,693	10,273
In the second year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	10,000	10,068
In the third year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	10,000	10,000
In the fourth year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	2,500	10,000
In the fifth year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	$ 0	$ 2,500